Segment Reporting - Schedule of Breakdown of Group's Non-current Assets by Geographical Location (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total non-current assets	€ 83,450	€ 190
Netherlands
Disclosure of operating segments [line items]
Total non-current assets	83,172	12
USA
Disclosure of operating segments [line items]
Total non-current assets	€ 278	€ 178